UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06640

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr.,  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   August 31

Date of reporting period: February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

AMERICAN STRATEGIC
INCOME PORTFOLIO INC.

AMERICAN STRATEGIC
INCOME PORTFOLIO INC. II

AMERICAN STRATEGIC
INCOME PORTFOLIO INC. III

AMERICAN SELECT
PORTFOLIO INC.

February 28, 2007
SEMIANNUAL REPORT

FIRST AMERICAN
MORTGAGE FUNDS

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

1	Fund Overviews

10	Financial Statements

15	Notes to Financial Statements

28	Schedule of Investments

46	Notice to Shareholder

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Fund OVERVIEWS

American Strategic Income Portfolio

Portfolio Allocation

As a percentage of total assets on February 28, 2007

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2007, based on the value outstanding.

Single family loans		Multifamily and commercial loans
Current	96.3%	Current	100.0%
30 Days	0.0%	30 Days	0.0%
60 Days	2.7%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	1.0%	120+ Days	0.0%

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Fund OVERVIEWS continued

American Strategic Income Portfolio

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 28, 2007. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

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American Strategic Income Portfolio II

Portfolio Allocation

As a percentage of total assets on February 28, 2007

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2007, based on the value outstanding.

Single family loans		Multifamily and commercial loans
Current	86.2%	Current	94.2%
30 Days	13.8%	30 Days	0.0%
60 Days	0.0%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	0.0%	120+ Days	5.8%

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Fund OVERVIEWS continued

American Strategic Income Portfolio II

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 28, 2007. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

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First American Mortgage Funds

American Strategic Income Portfolio III

Portfolio Allocation

As a percentage of total assets on February 28, 2007

Delinquent Loan Profile

The tables below show the percentages of single family loan and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2007, based on the value outstanding.

Single family loan		Multifamily and commercial loans
Current	100.0%	Current	92.0%
30 Days	0.0%	30 Days	0.0%
60 Days	0.0%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	0.0%	120+ Days	8.0%

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Fund OVERVIEWS continued

American Strategic Income Portfolio III

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 28, 2007. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

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American Select Portfolio

Portfolio Allocation

As a percentage of total assets on February 28, 2007

Delinquent Loan Profile

The tables below show the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2007, based on the value outstanding.

Multifamily and commercial loans
Current	95.1%
30 Days	0.0%
60 Days	0.0%
90 Days	0.0%
120+ Days	4.9%

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Fund OVERVIEWS concluded

American Select Portfolio

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 28, 2007. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

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Financial STATEMENTS

Statements of Assets and Liabilities February 28, 2007 (unaudited)

	American Strategic Income Portfolio	American Strategic Income Portfolio II	American Strategic Income Portfolio III	American Select Portfolio
Assets:
Investments in unaffiliated securities, at value (cost: $65,988,838, $224,988,988, $299,071,677, $168,343,995) (note 2)	$65,786,185	$217,552,560	$293,412,718	$167,613,570
Investments in affiliated money market fund, at value (cost: $1,368,672, $2,039,798, $14,372,737, $1,219,143) (note 3)	1,368,672	2,039,798	14,372,737	1,219,143
Real estate owned (cost: $0, $24,426,928, $0, $0) (note 2)	—	18,684,000	—	—
Cash	—	84,923	—	—
Receivable for accrued interest	325,175	2,023,521	1,178,019	955,739
Prepaid expenses and other assets	33,706	4,728	55,801	36,991
Total assets	67,513,738	240,389,530	309,019,275	169,825,443
Liabilities:
Payable for reverse repurchase agreements (note 2)	15,354,091	43,432,468	50,853,080	30,529,757
Bank overdraft	18,387	—	12,207	99,253
Payable for investment advisory fees (note 3)	30,364	96,782	113,031	52,826
Payable for administrative fees (note 3)	9,907	37,495	49,156	26,413
Payable for interest expense	53,471	137,362	128,423	148,047
Payable for professional fees	23,221	23,423	23,880	23,351
Payable for other expenses	28,109	89,947	92,408	60,929
Total liabilities	15,517,550	43,817,477	51,272,185	30,940,576
Net assets applicable to outstanding capital stock	$51,996,188	$196,572,053	$257,747,090	$138,884,867
Composition of net assets:
Capital stock and additional paid-in capital	$54,221,146	$207,236,709	$263,968,796	$139,930,119
Undistributed (distributions in excess of) net investment income	(5,583)	2,137,322	457,022	511,095
Accumulated net realized gain (loss) on investments in securities (note 5)	(2,016,722)	377,378	(1,019,769)	(825,922)
Unrealized depreciation of investments in securities	(202,653)	(13,179,356)	(5,658,959)	(730,425)
Total–representing net assets applicable to capital stock	$51,996,188	$196,572,053	$257,747,090	$138,884,867
Net asset value and market price of capital stock:
Net assets outstanding	$51,996,188	$196,572,053	$257,747,090	$138,884,867
Shares outstanding (authorized 1 billion shares for each fund of $0.01 par value)	4,231,331	15,985,741	21,356,023	10,662,195
Net asset value per share	$12.29	$12.30	$12.07	$13.03
Market price per share	$11.61	$11.60	$12.34	$12.84

See accompanying Notes to Financial Statements.

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Financial STATEMENTS continued

Statements of Operations For the Six-Month Period Ended February 28, 2007 (unaudited)

	American Strategic Income Portfolio	American Strategic Income Portfolio II	American Strategic Income Portfolio III	American Select Portfolio
Investment income:
Interest from unaffiliated securities	$2,123,430	$8,524,310	$12,176,278	$5,966,406
Dividends from unaffiliated securities	355,469	1,170,142	1,555,066	600,465
Dividends from affiliated money market fund	58,170	136,382	166,234	75,828
Net operating loss from real estate owned properties (note 2)	—	(14,109)	—	—
Total investment income	2,537,069	9,816,725	13,897,578	6,642,699
Expenses (note 3):
Investment advisory fees	145,427	552,454	827,851	344,971
Interest expense	509,084	1,202,253	1,150,697	1,173,642
Administrative fees	63,986	240,987	322,048	172,486
Custodian fees	6,553	27,102	34,991	19,646
Mortgage servicing fees	29,720	66,108	88,682	60,348
Professional fees	25,777	26,120	26,273	25,992
Postage and printing fees	5,502	13,475	17,396	10,409
Transfer agent fees	7,944	9,320	9,658	8,388
Listing fees	11,778	12,397	12,397	12,397
Directors' fees	7,582	8,137	8,408	7,928
Other expenses	30,440	36,013	41,674	34,006
Total expenses	843,793	2,194,366	2,540,075	1,870,213
Less: Indirect payments from the custodian	(1,132)	(6,796)	(7,331)	(3,586)
Total net expenses	842,661	2,187,570	2,532,744	1,866,627
Net investment income	1,694,408	7,629,155	11,364,834	4,776,072
Net realized and unrealized gains (losses) on investments in securities (note 4):
Net realized gain (loss) on investments in securities	19,464	820,116	(356,836)	28,598
Net change in unrealized appreciation or depreciation of investments in securities	1,095,406	4,149,443	6,751,896	1,209,459
Net gain on investments	1,114,870	4,969,559	6,395,060	1,238,057
Net increase in net assets resulting from operations	$2,809,278	$12,598,714	$17,759,894	$6,014,129

See accompanying Notes to Financial Statements.

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Financial STATEMENTS continued

Statements of Changes in Net Assets

	American Strategic Income Portfolio		American Strategic Income Portfolio II
	Six-Month Period Ended 2/28/07 (unaudited)	Year Ended 8/31/06	Six-Month Period Ended 2/28/07 (unaudited)	Year Ended 8/31/06
Operations:
Net investment income	$1,694,408	$3,473,952	$7,629,155	$14,907,279
Net realized gain (loss) on investments in securities	19,464	42,856	820,116	600,803
Net change in unrealized appreciation or depreciation of investments in securities	1,095,406	(1,597,776)	4,149,443	(4,372,789)
Net increase in net assets resulting from operations	2,809,278	1,919,032	12,598,714	11,135,293
Distributions to shareholders (note 2):
From net investment income	(1,905,157)	(3,110,029)	(6,565,665)	(14,866,740)
From net realized gain on investments in securities	—	—	—	—
Total distributions	(1,905,157)	(3,110,029)	(6,565,665)	(14,866,740)
Total increase (decrease) in net assets	904,121	(1,190,997)	6,033,049	(3,731,447)
Net assets at beginning of period	51,092,067	52,283,064	190,539,004	194,270,451
Net assets at end of period	$51,996,188	$51,092,067	$196,572,053	$190,539,004
Undistributed (distributions in excess of) net investment income	$(5,583)	$205,166	$2,137,322	$1,073,832

See accompanying Notes to Financial Statements.

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	American Strategic Income Portfolio III		American Select Portfolio
	Six-Month Period Ended 2/28/07 (unaudited)	Year Ended 8/31/06	Six-Month Period Ended 2/28/07 (unaudited)	Year Ended 8/31/06
Operations:
Net investment income	$11,364,834	$21,472,124	$4,776,072	$9,975,934
Net realized gain (loss) on investments in securities	(356,836)	1,726,513	28,598	1,238,090
Net change in unrealized appreciation or depreciation of investments in securities	6,751,896	(7,119,011)	1,209,459	(2,789,509)
Net increase in net assets resulting from operations	17,759,894	16,079,626	6,014,129	8,424,515
Distributions to shareholders (note 2):
From net investment income	(15,805,379)	(16,871,262)	(6,009,000)	(11,621,793)
From net realized gain on investments in securities	(1,450,715)	(10,037)	(1,033,380)	(1,531,837)
Total distributions	(17,256,094)	(16,881,299)	(7,042,380)	(13,153,630)
Total increase (decrease) in net assets	503,800	(801,673)	(1,028,251)	(4,729,115)
Net assets at beginning of period	257,243,290	258,044,963	139,913,118	144,642,233
Net assets at end of period	$257,747,090	$257,243,290	$138,884,867	$139,913,118
Undistributed (distributions in excess of) net investment income	$457,022	$4,897,567	$511,095	$1,744,023

See accompanying Notes to Financial Statements.

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Financial STATEMENTS concluded

Statements of Cash Flows For the Six-Month Period Ended February 28, 2007 (unaudited)

	American Strategic Income Portfolio	American Strategic Income Portfolio II	American Strategic Income Portfolio III	American Select Portfolio
Cash flows from operating activities:
Net increase in net assets resulting from operations	$2,809,278	$12,598,714	$17,759,894	$6,014,129
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(7,390,748)	(104,543,942)	(68,545,415)	(37,197,400)
Proceeds from paydowns and sales of investments in securities	8,982,271	106,917,236	82,774,508	38,475,535
Net purchases/sales of short-term securities	254,611	8,649,469	(4,994,970)	1,812,372
Net amortization/accretion of bond discount and premium	834	5,408	3,077	2,821
Net change in unrealized appreciation or depreciation of investments in securities	(1,095,406)	(4,149,443)	(6,751,896)	(1,209,459)
Net realized gain/loss on investments	(19,464)	(820,116)	356,836	(28,598)
Increase/decrease in accrued interest receivable	13,775	55,440	(98,189)	80,773
Increase/decrease in prepaid expenses and other assets	(33,706)	160,707	(58,025)	(39,205)
Increase/decrease in accrued fees and expenses	11,072	(94,803)	(29,326)	56,864
Net cash provided by (used in) operating activities	3,532,517	18,778,670	20,416,494	7,967,832
Cash flows from financing activities:
Net proceeds for (payments from) reverse repurchase agreements	(1,624,412)	(12,179,140)	(3,308,245)	(1,043,651)
Distributions paid to shareholders	(1,905,157)	(6,565,665)	(17,256,094)	(7,042,380)
Net cash provided by (used in) financing activities	(3,529,569)	(18,744,805)	(20,564,339)	(8,086,031)
Net increase/decrease in cash	2,948	33,865	(147,845)	(118,199)
Cash (bank overdraft) at beginning of period	(21,335)	51,058	135,638	18,946
Cash (bank overdraft) at end of period	$(18,387)	$84,923	$(12,207)	$(99,253)
Supplemental disclosure of cash flow information: Cash paid for interest	$524,572	$1,336,689	$1,256,935	$1,163,277

See accompanying Notes to Financial Statements.

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Notes to Financial STATEMENTS (unaudited as to February 28, 2007)

(1) Organization
   American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. II ("BSP"), American Strategic Income Portfolio Inc. III ("CSP"), and American Select Portfolio Inc. ("SLA") (the "funds") are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. The funds emphasize investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. They may also invest in U.S. government securities, corporate debt securities, preferred stock issued by real estate investment trusts, and mortgage servicing rights. In addition, the funds may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbols ASP, BSP, CSP, and SLA, respectively.

(2) Summary of Significant Accounting Policies
   Security Valuations

Security valuations for the funds' investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

The funds' investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the funds' board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. ("FAF Advisors") pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments.

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Notes to Financial STATEMENTS continued

The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in negotiations between the funds and third parties.

As of February 28, 2007, ASP, BSP, CSP, and SLA had fair valued securities with values of $48,431,524, $165,124,581, $230,351,169, and $137,581,468, respectively, or 93.1%, 84.0%, 89.4%, and 99.1% of net assets, respectively.

Security Transactions and Investment Income

For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Whole Loans and Participation Mortgages

Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. The funds may invest in single family, multifamily, and commercial loans. Each fund currently limits its investment in commercial loans to 50% of its total assets.

At February 28, 2007, ASP had one loan representing 0.02% of net assets that was 120 or more days delinquent as to the timely monthly payment of principal and interest. This delinquency relates soley to a single family whole loan and represents 1.00% of total single family loans outstanding at February 28, 2007. At February 28, 2007, no multifamily or commercial loans in ASP were delinquent.

At February 28, 2007, BSP had five loans representing 4.45% of net assets that were 120 or more days delinquent as to the timely monthly payment of principal and interest. These delinquencies relate to multifamily whole loans and represent 12.77% of total multifamily loans outstanding at February 28, 2007. At February 28, 2007, no commercial loans in BSP were delinquent, and no single family loans in CSP were 120 or more days deliquent.

At February 28, 2007, CSP had four loans representing 6.75% of net assets that were 120 or more days delinquent as to the timely monthly payment of principal and interest. These delinquencies

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relate to multifamily whole loans and represent 19.31% of total multifamily loans outstanding at February 28, 2007. At February 28, 2007, no single family or commercial loans in CSP were delinquent.

At February 28, 2007, SLA had two loans representing 4.69% of net assets that were 120 or more days delinquent as to the timely monthly payment of principal and interest. These delinquencies relate to multifamily whole loans and represent 12.78% of total multifamily loans outstanding at February 28, 2007. At February 28, 2007, no commercial loans in SLA were delinquent.

The funds may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the funds may suffer a loss. In accordance with the valuation procedures adopted by the funds' board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

The funds may receive rental or other income as a result of holding real estate. In addition, the funds may incur expenses associated with maintaining or improving any real estate owned. As of February 28, 2007, BSP held real estate owned through foreclosure as follows:

Property Description	2/28/07 Cost	2/28/07 Value	Unrealized Depreciation
Hidden Woods Apartment Building	$13,751,064	$9,409,000	$(4,342,064)
Sussex Club Apartment Building	10,675,864	9,275,000	(1,400,864)
Total	$24,426,928	$18,684,000	$(5,742,928)

The income and capital improvements for the six-month period ended February 28, 2007 were:

Property Description	Gross Rental Income	Operating Expenses	Net Operating Income (Loss)	Capital Improvements
Hidden Woods Apartment Building	$965,140	$1,024,582	$(59,442)	$201,529
Sussex Club Apartment Building	654,262	608,929	45,333	160,628
Total	$1,619,402	$1,633,511	$(14,109)	$362,157

Real estate income is recorded on a net basis in the income section of the funds' Statements of Operations. Capital improvements are recorded as an addition to the cost basis of the property, which will increase any unrealized depreciation. Total unrealized depreciation on the properties is recorded in the funds' Statements of Assets and Liabilities under the "unrealized depreciation of investments in securities" caption.

As of and for the six-month period ended February 28, 2007, ASP, CSP, and SLA owned no real estate.

Mortgage Servicing Rights

The funds may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage services. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change. As of and for the six-month period ended February 28, 2007, no fund held mortgage servicing rights.

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Notes to Financial STATEMENTS continued

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of portfolio-eligible securities by the funds, coupled with an agreement to repurchase the securities at a specified date and price. Reverse repurchase agreements may increase volatility of the funds' net asset values and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the funds, and are subject to the funds' overall restriction on borrowing under which each fund must maintain asset coverage of at least 300%. For the six-month period ended February 28, 2007, the weighted average borrowings outstanding for ASP, BSP, CSP, and SLA were $16,700,459, $37,454,765, $36,891,650, and $35,897,707, respectively, and the weighted average interest rates paid by the funds on such borrowings were 5.81%, 6.07%, 5.81%, and 6.15%, respectively.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2007, the funds had no outstanding when-issued or forward-commitment securities.

Federal Taxes

Each fund is treated as a seperate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. Each fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes. These differences are primarily due to deferred wash sales losses, paydown gains and losses, tax mark-to-market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997, tax deductions for real estate owned and investments in REITS. The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that income or realized gains or losses were recorded by the funds.

The tax character of distributions paid during the six-month period ended February 28, 2007 (estimated) and fiscal year ended August 31, 2006, were as follows:

	American Strategic Income Portfolio		American Strategic Income Portfolio II
	Six-Month Period Ended 2/28/07	Year Ended 8/31/06	Six-Month Period Ended 2/28/07	Year Ended 8/31/06
Distributions paid from:
Ordinary income	$1,905,157	$3,110,029	$6,565,665	$14,866,740
Long-term capital gains	—	—	—	—
Total	$1,905,157	$3,110,029	$6,565,665	$14,866,740

2007 Semiannual Report

First American Mortgage Funds

The tax character of distributions paid during the six-month period ended February 28, 2007 (estimated) and the fiscal year ended August 31, 2006, were as follows:

	American Strategic Income Portfolio III		American Select Portfolio
	Six-Month Period Ended 2/28/07	Year Ended 8/31/06	Six-Month Period Ended 2/28/07	Year Ended 8/31/06
Distributions paid from:
Ordinary income	$16,050,973	$16,871,262	$6,043,012	$11,621,793
Long-term capital gains	1,205,121	10,037	999,368	1,531,837
Total	$17,256,094	$16,881,299	$7,042,380	$13,153,630

At August 31, 2006, the components of accumulated deficit on a tax basis were as follows:

	American Strategic Income Portfolio	American Strategic Income Portfolio II	American Strategic Income Portfolio III	American Select Portfolio
Undistributed ordinary income	$202,763	$696,401	$4,897,515	$1,744,023
Undistributed long-term capital gains	—	—	1,048,544	999,300
Accumulated capital and post-October losses	(1,787,987)	(7,187,580)	—	—
Unrealized depreciation	(1,543,855)	(10,206,526)	(12,671,565)	(2,760,324)
Accumulated deficit	$(3,129,079)	$(16,697,705)	$(6,725,506)	$(17,001)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated realized gains (losses) at February 28, 2007, is attributable to a one-time tax election whereby the funds marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the funds are distributed to shareholders at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' capital stock. Under each fund's plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the funds will issue new shares at a discount of up to 5% from the current market price.

Repurchase Agreements and Other Short-Term Securities

For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. As of February 28, 2007, the funds had no outstanding repurchase agreements.

2007 Semiannual Report

First American Mortgage Funds

Notes to Financial STATEMENTS continued

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

(3) Expenses
   Investment Advisory Fees

Pursuant to investment advisory agreements with each fund (each an "Agreement"), FAF Advisors, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the funds' assets and furnishes related office facilities, equipment, research, and personnel. For ASP, BSP, and CSP, the Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.20% of the respective fund's average weekly net assets and 4.50% of the daily gross income accrued by such fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the funds). The monthly investment advisory fee shall not exceed, in the aggregate, 1/12 of 0.725% of the respective fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For SLA, the Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.50% of the fund's average weekly net assets. For its fees, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the funds.

The funds may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to these funds and the related money market funds, FAF Advisors will reimburse to each fund an amount equal to the investment advisory fees received from the related money market funds that are attributable to the assets of that fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

FAF Advisors serves as the funds' administrator pursuant to administration agreements between FAF Advisors and each fund. Under these agreements, FAF Advisors receives a monthly administrative fee from each fund in an amount equal to 0.25% of the fund's average weekly net assets. For its fee, FAF Advisors provides numerous services to the funds including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Custodian Fees

U.S. Bank serves as each fund's custodian pursuant to a custodian agreement with the funds. The custodian fee charged to each fund is equal to an annual rate of 0.02% of such fund's average weekly net assets. These fees are computed weekly and paid monthly.

2007 Semiannual Report

First American Mortgage Funds

Under the custodian agreement, interest earned on uninvested cash balances is used reduce the respective fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the respective the fund's custodian expenses. For the six-month period ended February 28, 2007, custodian fees for ASP, BSP, CSP, and SLA were increased by $302, $1,027, $1,896, and $2,262 as a result of overdrafts and reduced by $1,132, $6,796, $7,331, and $3,586 as a result of interest earned, respectively.

Mortgage Servicing Fees

The funds may enter into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

Other Fees and Expenses

In addition to the investment advisory, administrative, custodian, and mortgage servicing fees, the funds are responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2007, legal fees and expenses of $4,562, $4,905, $5,058, and $4,777 for ASP, BSP, CSP, and SLA, respectively, were paid to a law firm of which an Assistant Secretary of the funds is a partner.

Expenses that are directly related to a fund are charged directly to that fund. Other operating expenses of the First American Family of Funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods.

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six-month period ended February 28, 2007, were as follows:

	Cost of Purchases	Proceeds from Sales
American Strategic Income Portfolio	$7,390,748	$8,982,271
American Strategic Income Portfolio II	104,543,942	106,917,236
American Strategic Income Portfolio III	68,545,415	82,774,508
American Select Portfolio	37,197,400	38,475,535

Included in proceeds from sales for ASP, BSP, CSP, and SLA were $52,380, $905,984, $539,360, and $28,597, respectively, from prepayment penalties.

2007 Semiannual Report

First American Mortgage Funds

Notes to Financial STATEMENTS continued

(5) Capital Loss Carryover
   For federal income tax purposes, the funds had capital loss carryovers at August 31, 2006, the funds' most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the funds' fiscal year-ends as follows:

	Expiration
	2007	2008	2009	2010	2011	2012	2013	2014	Total
American Strategic Income Portfolio	$—	$755,894	$—	$737,067	$267,385	$—	$27,641	$—	$1,787,987
American Strategic Income Portfolio II	—	—	—	—	58,161	—	753,718	4,014,920	4,826,799
American Strategic Income Portfolio III	—	—	—	—	—	—	—	—	—
American Select Portfolio	—	—	—	—	—	—	—	—	—

(6) Indemnifications
   The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(7) New Accounting Pronouncements
   On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the funds' last net asset value calculation in the first required financial statement reporting period. As a result, the funds will incorporate FIN 48 in their February 28, 2008 semiannual report.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 28, 2007, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for the fiscal period.

(8) Subsequent Events
   On March 2, 2007, Hidden Woods Apartment Building, a real estate owned property in BSP was sold. The fund recognized a net realized loss of $4,300,422 on the sale.

On April 18, 2007, Sussex Club Apartment Building, a real estate owned property in BSP was sold. The fund recognized a net realized loss of $1,477,430 on the sale.

2007 Semiannual Report

First American Mortgage Funds

(9) Financial Highlights
   Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

American Strategic Income Portfolio

	Six-Month Period Ended 2/28/07		Year Ended	Nine-Month Fiscal Period Ended		Year Ended November 30,
	(unaudited)		8/31/06	8/31/05		2004	2003	2002
Per-Share Data
Net asset value, beginning of period	$12.07		$12.36	$12.64		$12.67	$12.61	$12.63
Operations:
Net investment income	0.40		0.82	0.55		0.94	0.89	0.96
Net realized and unrealized gains (losses) on investments	0.27		(0.37)	(0.19)		(0.10)	0.04	0.05
Total from operations	0.67		0.45	0.36		0.84	0.93	1.01
Distributions to shareholders:
From net investment income	(0.45)		(0.74)	(0.62)		(0.87)	(0.87)	(1.03)
From return of capital	—		—	(0.02)		—	—	—
Total distributions	(0.45)		(0.74)	(0.64)		(0.87)	(0.87)	(1.03)
Net asset value, end of period	$12.29		$12.07	$12.36		$12.64	$12.67	$12.61
Market value, end of period	$11.61		$10.94	$11.35		$12.00	$12.80	$12.05
Selected Information
Total return, net asset value (a)	5.65	% (d)	3.73%	2.94	% (d)	6.85%	7.65%	8.32%
Total return, market value (b)	10.39	% (d)	3.18%	(0.14	)% (d)	0.48%	13.92%	2.32%
Net assets at end of period (in millions)	$52		$51	$52		$54	$54	$53
Ratio of expenses to average weekly net assets	3.29	% (e)	2.10%	1.59	% (e)	1.41%	2.00%	2.81%
Ratio of expenses to average weekly net assets excluding interest expense	1.30	% (e)	1.02%	1.17	% (e)	1.13%	1.39%	1.63%
Ratio of net investment income to average weekly net assets	13.57	% (e)	6.76%	5.85	% (e)	7.46%	7.08%	7.56%
Portfolio turnover rate	11%		18%	10%		26%	50%	18%
Amount of borrowings outstanding at end of period (in millions)	$15		$17	$8		$7	$16	$17
Per-share amount of borrowings outstanding at end of period	$3.63		$4.01	$1.90		$1.64	$3.69	$3.92
Per-share amount of net assets, excluding borrowings, at end of period	$15.92		$16.08	$14.48		$14.28	$16.36	$16.53
Asset coverage ratio (c)	439%		401%	751%		872%	443%	421%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Total return has not been annualized.

(e)  Annualized.

2007 Semiannual Report

First American Mortgage Funds

Notes to Financial STATEMENTS continued

(9) Financial Highlights
   Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

American Strategic Income Portfolio II

	Six-Month Period Ended 2/28/07		Year Ended	Three-Month Fiscal Period Ended
	(unaudited)		8/31/06	8/31/05
Per-Share Data
Net asset value, beginning of period	$11.92		$12.15	$12.41
Operations:
Net investment income	0.48		0.93	0.23
Net realized and unrealized gains (losses) on investments	0.31		(0.23)	(0.25)
Total from operations	0.79		0.70	(0.02)
Distributions to shareholders:
From net investment income	(0.41)		(0.93)	(0.24)
Net asset value, end of period	$12.30		$11.92	$12.15
Market value, end of period	$11.60		$10.76	$11.57
Selected Information
Total return, net asset value (a)	6.74	% (d)	6.02%	0.17	% (d)
Total return, market value (b)	11.78	% (d)	1.34%	(1.59	)% (d)
Net assets at end of period (in millions)	$197		$191	$194
Ratio of expenses to average weekly net assets	2.27	% (e)	3.01%	2.28	% (e)
Ratio of expenses to average weekly net assets excluding interest expense	1.02	% (e)	2.05%	1.06	% (e)
Ratio of net investment income to average weekly net assets	7.91	% (e)	7.80%	7.36	% (e)
Portfolio turnover rate	46%		49%	8%
Amount of borrowings outstanding at end of period (in millions)	$43		$56	$61
Per-share amount of borrowings outstanding at end of period	$2.72		$3.48	$3.79
Per-share amount of net assets, excluding borrowings, at end of period	$15.02		$15.40	$15.94
Asset coverage ratio (c)	553%		443%	421%

	Year Ended May 31,
	2005	2004	2003	2002
Per-Share Data
Net asset value, beginning of period	$12.98	$13.12	$13.29	$13.06
Operations:
Net investment income	1.06	1.12	1.12	1.13
Net realized and unrealized gains (losses) on investments	(0.59)	(0.12)	(0.15)	0.23
Total from operations	0.47	1.00	0.97	1.36
Distributions to shareholders:
From net investment income	(1.04)	(1.14)	(1.14)	(1.13)
Net asset value, end of period	$12.41	$12.98	$13.12	$13.29
Market value, end of period	$12.00	$12.84	$13.70	$13.17
Selected Information
Total return, net asset value (a)	3.85%	7.95%	7.59%	10.66%
Total return, market value (b)	1.51%	2.16%	13.51%	16.94%
Net assets at end of period (in millions)	$198	$207	$209	$212
Ratio of expenses to average weekly net assets	1.78%	1.77%	2.99%	2.30%
Ratio of expenses to average weekly net assets excluding interest expense	1.13%	1.18%	1.68%	1.15%
Ratio of net investment income to average weekly net assets	8.40%	8.61%	8.52%	8.55%
Portfolio turnover rate	44%	34%	24%	46%
Amount of borrowings outstanding at end of period (in millions)	$49	$63	$73	$83
Per-share amount of borrowings outstanding at end of period	$3.09	$3.94	$4.55	$5.18
Per-share amount of net assets, excluding borrowings, at end of period	$15.50	$16.92	$17.67	$18.47
Asset coverage ratio (c)	502%	429%	388%	356%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Total return has not been annualized.

(e)  Annualized.

2007 Semiannual Report

First American Mortgage Funds

(9) Financial Highlights
   Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

American Strategic Income Portfolio III

	Six-Month Period Ended 2/28/07		Year Ended	Three-Month Fiscal Period Ended
	(unaudited)		8/31/06	8/31/05
Per-Share Data
Net asset value, beginning of period	$12.04		$12.08	$12.14
Operations:
Net investment income	0.53		1.01	0.23
Net realized and unrealized gains (losses) on investments	0.31		(0.26)	(0.08)
Total from operations	0.84		0.75	0.15
Distributions to shareholders:
From net investment income	(0.74)		(0.79)	(0.21)
From net realized gain on investments	(0.07)		— (f)	—
Total distributions	(0.81)		(0.79)	(0.21)
Net asset value, end of period	$12.07		$12.04	$12.08
Market value, end of period	$12.34		$11.20	$11.10
Selected Information
Total return, net asset value (a)	7.11	% (d)	6.45%	1.67	% (d)
Total return, market value (b)	17.80	% (d)	8.60%	(4.09	)% (d)
Net assets at end of period (in millions)	$258		$257	$258
Ratio of expenses to average weekly net assets	1.97	% (e)	2.20%	2.21	% (e)
Ratio of expenses to average weekly net assets excluding interest expense	1.07	% (e)	0.96%	1.06	% (e)
Ratio of net investment income to average weekly net assets	8.82	% (e)	8.39%	7.49	% (e)
Portfolio turnover rate	24%		56%	13%
Amount of borrowings outstanding at end of period (in millions)	$51		$54	$62
Per-share amount of borrowings outstanding at end of period	$2.38		$2.54	$2.93
Per-share amount of net assets, excluding borrowings, at end of period	$14.45		$14.58	$14.82
Asset coverage ratio (c)	607%		575%	513%

	Year Ended May 31,
	2005	2004	2003	2002
Per-Share Data
Net asset value, beginning of period	$12.40	$12.52	$12.55	$12.37
Operations:
Net investment income	0.98	1.04	1.07	1.08
Net realized and unrealized gains (losses) on investments	(0.24)	(0.04)	(0.05)	0.15
Total from operations	0.74	1.00	1.02	1.23
Distributions to shareholders:
From net investment income	(1.00)	(1.12)	(1.05)	(1.05)
From net realized gain on investments	—	—	—	—
Total distributions	(1.00)	(1.12)	(1.05)	(1.05)
Net asset value, end of period	$12.14	$12.40	$12.52	$12.55
Market value, end of period	$11.79	$12.00	$12.67	$12.43
Selected Information
Total return, net asset value (a)	6.31%	8.31%	8.44%	10.29%
Total return, market value (b)	6.64%	3.49%	11.01%	14.04%
Net assets at end of period (in millions)	$259	$265	$267	$268
Ratio of expenses to average weekly net assets	1.90%	1.68%	2.85%	2.30%
Ratio of expenses to average weekly net assets excluding interest expense	1.12%	1.13%	1.71%	1.15%
Ratio of net investment income to average weekly net assets	8.01%	8.32%	8.55%	8.68%
Portfolio turnover rate	48%	44%	20%	42%
Amount of borrowings outstanding at end of period (in millions)	$59	$75	$63	$99
Per-share amount of borrowings outstanding at end of period	$2.74	$3.53	$2.93	$4.66
Per-share amount of net assets, excluding borrowings, at end of period	$14.88	$15.93	$15.45	$17.21
Asset coverage ratio (c)	543%	451%	527%	369%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Total return has not been annualized.

(e)  Annualized.

(f)  Amount rounds to $0.00 per share.

2007 Semiannual Report

First American Mortgage Funds

Notes to Financial STATEMENTS concluded

(9) Financial Highlights
   Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

American Select Portfolio

	Six-Month Period Ended 2/28/07		Year Ended	Nine-Month Fiscal Period Ended		Year Ended November 30,
	(unaudited)		8/31/06	8/31/05		2004	2003	2002
Per-Share Data
Net asset value, beginning of period	$13.12		$13.57	$13.14		$13.41	$13.48	$13.38
Operations:
Net investment income	0.45		0.93	0.96		1.03	1.05	1.13
Net realized and unrealized gains (losses) on investments	0.12		(0.15)	0.12		(0.26)	(0.04)	0.17
Total from operations	0.57		0.78	1.08		0.77	1.01	1.30
Distributions to shareholders:
From net investment income	(0.56)		(1.09)	(0.65)		(1.04)	(1.08)	(1.20)
From net realized gain on investments	(0.10)		(0.14)	—		—	—	—
Total distributions	(0.66)		(1.23)	(0.65)		(1.04)	(1.08)	(1.20)
Net asset value, end of period	$13.03		$13.12	$13.57		$13.14	$13.41	$13.48
Market value, end of period	$12.84		$12.12	$12.45		$12.79	$13.64	$12.86
Selected Information
Total return, net asset value (a)	4.46	% (d)	6.12%	8.47	% (d)	5.97%	7.72%	10.13%
Total return, market value (b)	11.59	% (d)	7.86%	2.61	% (d)	1.44%	14.92%	3.91%
Net assets at end of period (in millions)	$139		$140	$145		$140	$143	$144
Ratio of expenses to average weekly net assets	2.71	% (e)	2.17%	2.31	% (e)	1.87%	2.05%	2.82%
Ratio of expenses to average weekly net assets excluding interest expense	1.70	% (e)	0.89%	1.02	% (e)	1.06%	1.18%	1.47%
Ratio of net investment income to average weekly net assets	6.92	% (e)	7.11%	9.77	% (e)	7.79%	7.79%	8.41%
Portfolio turnover rate	22%		32%	35%		13%	38%	31%
Amount of borrowings outstanding at end of period (in millions)	$31		$32	$30		$41	$49	$29
Per-share amount of borrowings outstanding at end of period	$2.86		$2.96	$2.82		$3.87	$4.57	$2.67
Per share amount of net assets, excluding borrowings, at end of period	$15.89		$16.08	$16.39		$17.01	$17.98	$16.15
Asset coverage ratio (c)	555%		543%	581%		439%	394%	604%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Total return has not been annualized.

(e)  Annualized.

2007 Semiannual Report

First American Mortgage Funds

(This page has been left blank intentionally.)

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio  February 28, 2007

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities — 11.9%
Fixed Rate — 11.9%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 (b)		$752,552	$773,054	$755,935
9.00%, 7/1/30, #C40149		110,334	113,072	119,684
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 (b)		421,859	428,893	428,921
5.00%, 7/1/18, #724954 (b)		1,666,720	1,664,665	1,648,695
6.50%, 6/1/29, #252497 (b)		193,231	192,012	198,772
7.50%, 3/1/30, #495694		181,967	179,203	187,316
7.50%, 5/1/30, #535289 (b)		39,661	38,415	41,362
8.00%, 5/1/30, #538266 (b)		11,813	11,673	12,464
6.00%, 5/1/31, #535909 (b)		371,141	373,105	376,277
6.50%, 11/1/31, #613339 (b)		182,127	185,893	187,137
5.50%, 7/1/33, #720735 (b)		2,233,872	2,208,850	2,221,054
Total U.S. Government Agency Mortgage-Backed Securities			6,168,835	6,177,617
Whole Loans and Participation Mortgages (c) (d) — 93.1%
Commercial Loans — 55.0%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11	11/29/00	1,507,936	1,507,936	1,536,934
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	01/01/05	870,678	870,678	888,092
Dependable Mini-Storage I, Plano, TX, 6.64%, 7/1/11 (b) (e)	06/27/06	2,800,000	2,800,000	2,909,418
Dependable Mini-Storage II, Plano, TX, 11.88%, 7/1/07 (e)	06/27/06	300,000	300,000	312,000
Dixie Highway, Pompano Beach, FL, 6.93%, 9/1/11	08/31/04	820,365	820,365	861,384
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12 (b)	09/09/02	1,675,221	1,675,221	1,541,411
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 (b)	05/11/04	2,014,912	2,014,912	2,115,657
Metro Center, Albuquerque, NM, 5.20%, 5/1/09 (b)	04/07/04	2,505,744	2,505,744	2,493,316
Metro Center II, Albuquerque, NM, 7.88%, 5/1/09	03/20/06	148,579	148,579	139,585
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11	02/28/06	1,613,038	1,613,038	1,661,429
Murphy Industrial Building, Irvine, CA, 8.50%, 10/1/07 (b) (e) (f)	09/29/04	1,450,000	1,450,000	1,457,927
Naples Boat Club, Naples, FL, 6.55%, 1/1/17	12/28/06	1,796,679	1,796,679	1,817,402
Orchard Commons, Englewood, CO, 8.75%, 4/1/11	03/28/01	976,702	976,702	966,982
Palace Court, Santa Fe, NM, 6.68%, 11/1/11 (b) (e)	10/02/06	1,900,000	1,900,000	1,976,000
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 (b) (e)	08/03/06	1,900,000	1,900,000	1,995,000
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 (e)	12/23/05	1,398,987	1,398,987	1,432,061
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11	01/06/03	1,539,969	1,539,969	1,077,978
Stephens Center, Missoula, MT, 6.38%, 9/1/10 (b)	08/21/03	1,880,732	1,880,732	1,932,851
Voit Office Building, Orange, CA, 8.13%, 9/1/08	08/17/01	1,470,339	1,470,339	1,499,745
			28,569,881	28,615,172
Multifamily Loans — 36.5%
Applewood Manor, Duluth, MN, 8.63%, 1/1/08	12/23/93	595,256	592,279	601,208
Cascade Village, Cascade Township, MI, 5.25%, 12/1/09 (b)	11/23/04	1,575,853	1,575,853	1,558,713
Forest Club Apartments, Dallas, TX, 11.88%, 5/1/08 (e)	04/19/06	1,720,000	1,720,000	1,657,784
Franklin Woods Apartments, Franklin, NH, 6.00%, 3/1/10	02/24/95	878,009	891,922	878,872
Hunt Club Apartments, Waco, TX, 5.68%, 7/1/11 (b)	06/03/04	1,200,064	1,200,064	1,209,633
Ironwood Apartments, Tucson, AZ, 8.82%, 4/1/08 (e) (f)	03/31/06	2,975,000	2,975,000	2,975,000
Park Hollywood, Portland, OR, 7.38%, 6/1/12	05/31/02	1,125,113	1,125,113	1,181,369
Spring Creek Gardens, Plano, TX, 8.45%, 1/1/09 (e) (f)	12/22/05	2,050,000	2,050,000	2,050,000
Steel Lake Apartments, Federal Way, WA, 7.97%, 6/1/08 (e) (f)	05/31/05	3,985,000	3,985,000	3,786,117
Vanderbilt Condominiums, Austin, TX, 8.04%, 10/1/09	09/29/99	1,106,528	1,106,528	1,139,724
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.25%, 3/1/08 (b) (e) (f)	02/21/03	842,517	842,517	842,517
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 9.88%, 3/1/08 (e)	02/21/03	155,288	155,288	144,916
Woodland Garden Apartments, Arlington, WA, 7.38%, 9/1/08	08/26/98	954,186	954,186	968,893
			19,173,750	18,994,746

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio (continued)

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Single Family Loans — 1.6%
Aegis II, 2 loans, midwestern United States, 9.66%, 1/28/14 (g)	12/28/95	$16,887	$14,902	$15,485
American Portfolio, 1 loan, California, 4.88%, 10/18/15	07/18/95	23,060	21,968	22,872
Anivan, 1 loan, Maryland, 5.19%, 4/14/12	06/14/96	87,445	87,995	87,566
Bank of New Mexico, 1 loan, New Mexico, 6.23%, 3/31/10	03/01/04	37,937	37,234	38,538
Bluebonnet Savings and Loan, 6 loans, Texas, 6.66%, 8/31/10	05/22/92	155,991	142,862	154,859
Bluebonnet Savings and Loan II, 1 loan, Texas, 11.50%, 8/31/10	05/22/92	3,105	3,056	2,902
CLSI Allison Wiliams, 2 loans, Texas, 9.38%, 8/1/17	02/28/92	12,045	10,771	11,988
Cross Roads Savings and Loan, 1 loan, Oklahoma, 6.25%, 1/1/21	01/07/92	36,885	34,883	37,992
Cross Roads Savings and Loan II, 2 loans, Oklahoma, 8.34%, 1/1/21 (g)	01/07/92	22,496	20,898	21,190
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15	05/21/92	20,800	17,648	20,168
First Boston Mortgage Pool, 5 loans, United States, 9.04%, 11/5/07	06/23/92	31,807	26,341	32,462
Knutson Mortgage Portfolio I, 2 loans, midwestern United States, 9.37%, 8/1/17	02/26/92	148,807	141,084	153,271
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12	09/09/92	45,799	43,515	47,173
Nomura III, 4 loans, midwestern United States, 8.20%, 4/29/17	09/29/95	111,264	100,813	110,824
Rand Mortgage Corporation, 2 loans, Texas, 9.50%, 8/1/17	07/01/02	62,443	51,390	64,316
			755,360	821,606
Total Whole Loans and Participation Mortgages			48,498,991	48,431,524
Preferred Stocks– 21.5%
Real Estate Investment Trusts — 21.5%
AMB Property, Series L (b)		14,500	359,755	360,760
AMB Property, Series M (b)		5,600	139,850	140,280
BRE Properties, Series B (b)		20,500	539,150	522,545
BRE Properties, Series C (b)		400	10,216	10,060
BRE Properties, Series D (b)		400	10,180	10,040
Developers Diversified Realty, Series H		4,750	122,822	121,505
Developers Diversified Realty, Series I		3,800	100,450	97,660
Developers Diversified Realty, Series F		13,000	338,650	325,390
Duke Realty, Series J (b)		2,100	52,246	52,815
Duke Realty, Series K (b)		6,200	152,826	155,930
Duke Realty, Series L (b)		12,000	302,160	303,600
Duke Realty, Series M (b)		2,000	50,000	51,700
Equity Office Properties Trust, Series G		20,500	553,847	512,500
Equity Residential Properties, Series D (b)		1,600	42,553	40,800
Equity Residential Properties, Series N (b)		20,100	500,946	504,510
First Industrial Realty Trust, Series J (b)		23,450	594,458	600,085
First Industrial Realty Trust, Series K (b)		26,600	687,610	682,822
Health Care Properties, Series E (b)		10,500	274,759	266,595
Health Care Properties, Series F (b)		15,150	390,230	386,173
Hospitality Properties Trust, Series C (b)		20,000	500,000	502,500
HRPT Properties Trust, Series B (b)		14,000	364,477	356,720
Kimco Realty, Series F (b)		19,400	500,619	490,432
New Plan Excel Realty Trust, Series E (b)		4,000	102,624	101,920
Post Properties, Series B		17,800	468,112	453,188
Prologis Trust, Series F (b)		6,700	167,835	170,314
Prologis Trust, Series G (b)		13,200	330,984	337,260
Public Storage, Series A (b)		6,000	144,291	148,020
Public Storage, Series F (b)		9,300	231,105	231,198
Public Storage, Series L (b)		16,400	418,200	416,396
Public Storage, Series M		4,000	100,000	99,320
Public Storage, Series X (b)		3,000	74,330	75,060
Public Storage, Series Z (b)		11,500	282,309	284,280
Realty Income, Series D (b)		20,500	546,185	523,980
Realty Income, Series E (b)		27,000	679,050	674,190

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Strategic Income Portfolio (continued)

Description of Security	Shares	Cost	Value (a)
Regency Centers, Series D (b)	23,500	$620,605	$594,550
Vornado Realty Trust, Series E (b)	4,800	121,338	123,264
Vornado Realty Trust, Series F (b)	7,800	199,340	198,822
Vornado Realty Trust, Series G (b)	8,000	200,400	200,000
Vornado Realty Trust, Series I (b)	2,000	46,500	49,860
Total Preferred Stocks		11,321,012	11,177,044
Total Investments in Unaffiliated Securities		65,988,838	65,786,185
Short-Term Investment (h) — 2.6%
First American Prime Obligations Fund, Class Z	1,368,672	1,368,672	1,368,672
Total Investments in Securities (i) — 129.1%		$67,357,510	$67,154,857
Other Assets and Liabilities, Net — (29.1)%			(15,158,669)
Total Net Assets — 100.0%			$51,996,188

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  On February 28, 2007, securities valued at $35,470,541 were pledged as collateral for the following outstanding reverse repurchase agreements:

	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$5,667,091	2/8/07	5.38%	3/8/07	$18,414	(1)
	5,000,000	2/1/07	6.20%	3/1/07	18,792	(2)
	4,437,000	2/9/07	6.02%	3/9/07	15,680	(3)
	250,000	2/23/07	6.02%	3/9/07	585	(3)
$15,354,091					$53,471

*  Interest rate as of February 28, 2007. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $752,552 par
Federal National Mortgage Association, 6.00%, 10/1/16, $421,859 par
Federal National Mortgage Association, 5.00%, 7/1/18, $1,666,720 par
Federal National Mortgage Association, 6.50%, 6/1/29, $193,231 par
Federal National Mortgage Association, 7.50%, 5/1/30, $39,661 par
Federal National Mortgage Association, 8.00%, 5/1/30, $11,813 par
Federal National Mortgage Association, 6.00%, 5/1/31, $371,141 par
Federal National Mortgage Association, 6.50%, 11/1/31, $182,127 par
Federal National Mortgage Association, 5.50%, 7/1/33, $2,233,872 par

  (2)  Morgan Stanley:
Cascade Village, 5.25%, 12/1/09, $1,575,853 par
Dependable Mini-Storage I, 6.64%, 7/1/11, $2,800,000 par
Hampden Medical Office, 7.38%, 10/1/12, $1,675,221 par
Hunt Club Apartments, 5.68%, 7/1/11, $1,200,064 par
Integrity Plaza Shopping Center, 7.88%, 7/1/12, $2,014,912 par
Metro Center, 5.20%, 5/1/09, $2,505,744 par
Murphy Industrial Building, 8.50%, 10/1/07, $1,450,000 par
Palace Court, 6.68%, 11/1/11, $1,900,000 par
Par 3 Office Building, 6.63%, 8/1/13, $1,900,000 par
Stephens Center, 6.38%, 9/1/10, $1,880,732 par
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, 7.25%, 3/1/08, $842,517 par

  (3)  Dresdner Bank:
AMB Property, Series L, 14,500 shares
AMB Property, Series M, 5,600 shares

2007 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio (concluded)

BRE Properties, Series B, 20,500 shares
BRE Properties, Series C, 400 shares
BRE Properties, Series D, 400 shares
Duke Realty, Series J, 2,100 shares
Duke Realty, Series K, 6,200 shares
Duke Realty, Series L, 12,000 shares
Duke Realty, Series M, 2,000 shares
Equity Residential Properties, Series D, 1,600 shares
Equity Residential Properties, Series N, 20,100 shares
First Industrial Realty Trust, Series J, 23,450 shares
First Industrial Realty Trust, Series K, 26,600 shares
Health Care Properties, Series E, 10,500 shares
Health Care Properties, Series F, 15,150 shares
Hospitality Property Trust, Series C, 20,000 shares
HRPT Properties Trust, Series B, 14,000 shares
Kimco Realty, Series F, 19,400 shares
New Plan Excel Realty Trust, Series E, 4,000 shares
Prologis Trust, Series F, 6,700 shares
Prologis Trust, Series G, 13,200 shares
Public Storage, Series A, 6,000 shares
Public Storage, Series F, 9,300 shares
Public Storage, Series L, 16,400 shares
Public Storage, Series X, 3,000 shares
Public Storage, Series Z, 11,500 shares
Realty Income, Series D, 20,500 shares
Realty Income, Series E, 27,000 shares
Regency Centers, Series D, 20,500 shares
Vornado Realty Trust, Series E, 4,800 shares
Vornado Realty Trust, Series F, 7,800 shares
Vornado Realty Trust, Series G, 8,000 shares
Vornado Realty Trust, Series I, 2,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $10,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $10,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $5,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $5,000,000 lending commitment.

(c)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2007, the total value of fair valued securities was $48,431,524 or 93.1% of net assets. See note 2 in Notes to Financial Statements.

(d)  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2007. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2007.

(e)  Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance of the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2007.

(f)  Variable Rate Security – The rate shown is the net coupon rate as of February 28, 2007.

(g)  Loan or a portion of this loan not current on interest and/or principal payments.

(h)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as the advisor for the fund. See note 3 in Notes to Financial Statements.

(i)  On February 28, 2007, the cost of investments in securities was $67,357,510. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$944,089
Gross unrealized depreciation	(1,146,742)
Net unrealized depreciation	$(202,653)

2007 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Strategic Income Portfolio II  February 28, 2007

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) — 4.3%
Fixed Rate — 4.3%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$4,013,613	$4,122,954	$4,031,653
9.00%, 7/1/30, #C40149		183,890	188,454	199,473
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		272,166	273,455	276,722
5.50%, 6/1/17, #648508		384,820	386,511	386,677
5.00%, 9/1/17, #254486		588,815	590,191	582,562
5.00%, 11/1/17, #657356		1,181,493	1,187,004	1,168,946
6.50%, 6/1/29, #252497		1,288,205	1,280,082	1,325,149
7.50%, 4/1/30, #532867		48,612	47,083	50,697
7.50%, 5/1/30, #535289		142,779	138,295	148,903
8.00%, 5/1/30, #538266		42,527	42,025	44,871
8.00%, 6/1/30, #253347		188,991	186,756	199,407
Total U.S. Government Agency Mortgage-Backed Securities			8,442,810	8,415,060
Corporate Notes (c) (d) — 6.8%
Adjustable Rate — 6.8%
Stratus III, 6.56, 12/31/11	12/12/06	8,000,000	8,000,000	8,220,800
Stratus Properties, 9.82%, 12/31/11	06/14/01	5,000,000	5,000,000	5,138,000
Total Corporate Notes			13,000,000	13,358,800
Whole Loans and Participation Mortgages (d) (e) — 77.2%
Commercial Loans — 42.3%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 (b)	06/23/04	6,457,058	6,457,058	6,504,815
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11	06/23/04	1,494,990	1,494,990	1,569,740
Bigelow Office Building, Las Vegas, NV, 8.88%, 4/1/07 (b)	03/31/97	1,164,403	1,164,403	1,164,403
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 (b)	05/19/04	4,540,088	4,540,088	4,522,387
Cypress Point Office Park II, Tampa, FL, 5.30% 7/1/09 (b)	05/19/04	4,410,958	4,410,958	4,393,760
Hadley Avenue Business Center, Oakdale, MN 8.38%, 1/1/11 (b)	12/14/00	2,246,787	2,246,787	2,336,658
Hillside Office Park, Elk River, MN, 7.63%, 8/1/08	07/09/98	842,617	842,617	859,469
LaCosta Centre, Austin, TX, 5.20%, 3/1/09 (b)	02/27/04	4,427,422	4,427,422	4,411,590
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 (b)	09/17/03	1,563,075	1,563,075	1,641,229
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 (b) (f)	01/04/06	12,200,000	12,200,000	12,674,836
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 (b) (f)	04/30/01	1,450,000	1,450,000	1,505,854
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17	12/13/06	1,825,000	1,825,000	1,916,250
Rapid Park Parking Lot, Minneapolis, MN, 7.35%, 1/1/11 (b)	08/07/97	3,840,698	3,840,698	3,955,919
Raveneaux Country Club, Spring, TX, 9.00%, 1/1/07 (c) (f)	12/19/05	8,800,000	8,800,000	8,800,000
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 (b)	06/28/02	2,548,184	2,548,184	2,675,594
Station Square, Pompano Beach, FL, 6.33%, 2/1/14	01/19/07	12,000,000	12,000,000	12,415,596
Sundance Plaza, Colorado Springs, CO, 7.13%, 11/1/08	10/29/98	277,068	277,068	281,420
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14	02/15/07	1,300,000	1,300,000	1,342,732
Woodmen Corporate Center, Colorado Springs, CO, 8.00%, 9/1/08 (b) (c) (f)	08/08/05	9,950,000	9,950,000	10,149,000
			81,338,348	83,121,252
Multifamily Loans — 34.8%
Adelphi Springs Apartments, Adelphi, MD, 9.93%, 3/1/09 (f) (g)	06/27/03	5,084,592	5,084,592	3,559,214
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 (b)	06/05/03	3,986,264	3,986,264	2,932,164
Highland Ridge & Highland Glen Apartments, Oklahoma City, OK, 14.90%, 10/1/08 (f)	09/30/04	3,850,000	3,850,000	3,500,832
Misty Woods/Riverfall Square I, Arlington and Dallas, TX, 8.32%, 9/1/06 (b) (c) (f)	07/23/03	7,966,000	7,966,000	5,576,200
Misty Woods/Riverfall Square II, Arlington and Dallas, TX, 9.88%, 9/1/06 (f) (g)	07/23/03	1,591,000	1,591,000	1,113,700
Oakton Terrace Apartments, Adelphi, MD, 9.88%, 8/1/11 (f) (g)	06/27/03	670,141	670,141	469,099

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio II (continued)

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Park Hampshire Apartments, Adelphi, MD, 9.90%, 1/1/13 (f) (g)	06/27/03	$3,111,280	$3,111,280	$2,177,896
RP-Plaza Development, Oxnard, CA, 8.72%, 3/1/10 (c) (f)	02/23/05	5,000,000	5,000,000	5,131,295
Sapphire Skies, Cle Elum, WA, 9.00%, 1/1/09 (c) (f)	12/23/05	9,250,000	9,250,000	9,250,000
Scottsdale Terrace, Scottsdale, AZ, 8.75%, 11/1/08 (c) (f)	10/31/05	1,174,547	1,174,547	1,174,547
Southridge Apartments, Austin, TX, 8.43%, 4/1/09 (b)	03/22/02	7,319,540	7,319,540	5,123,678
Summit Chase Apartments I, Coral Springs, FL, 8.00%, 7/1/07 (c) (f)	07/07/05	12,670,000	12,670,000	12,670,000
Summit Chase Apartments II, Coral Springs, FL, 10.00%, 7/1/07 (f)	07/07/05	2,974,000	2,974,000	2,146,025
Timber Ridge Apartments, Houston, TX, 9.88%, 8/1/13 (f)	04/23/02	500,000	500,000	469,669
Trinity Oaks Apartments I, Dallas, TX, 8.32%, 4/1/09 (b) (c) (f)	03/30/06	7,000,000	7,000,000	7,210,000
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 (f) (g)	03/30/06	1,690,000	1,690,000	1,417,976
Vista Bonita Apartments, Denton, TX, 8.47%, 4/1/08 (b) (c)	03/04/05	2,759,179	2,759,179	2,814,363
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	543,653	543,653	570,836
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	1,042,001	1,042,001	1,094,101
			78,182,197	68,401,595
Single Family Loans — 0.1%
Merchants Bank, 3 loans, Vermont, 10.48%, 12/1/20 (g)	12/18/92	62,796	63,319	64,641
PHH U.S. Mortgage, 3 loans, United States, 8.65%, 1/1/12	12/30/92	181,628	176,213	178,293
			239,532	242,934
Total Whole Loans and Participation Mortgages			159,760,077	151,765,781
Preferred Stocks — 22.4%
Real Estate Investment Trusts — 22.4%
AMB Property, Series L (b)		62,000	1,583,757	1,542,560
AMB Property, Series M (b)		14,360	367,561	359,718
AMB Property, Series O (b)		17,500	437,500	452,266
BRE Properties, Series C (b)		62,000	1,560,500	1,559,300
BRE Properties, Series D (b)		18,148	457,465	455,515
Developers Diversified Realty, Series H		63,700	1,636,809	1,629,446
Developers Diversified Realty, Series I		31,600	823,427	812,120
Duke Realty, Series J (b)		38,244	974,588	961,837
Duke Realty, Series K (b)		43,000	1,081,863	1,081,450
Duke Realty, Series L (b)		12,000	302,160	303,600
Duke Realty, Series M (b)		8,000	200,000	206,800
Equity Residential Properties, Series N (b)		85,000	2,132,834	2,133,500
First Industrial Realty Trust, Series J (b)		74,025	1,876,534	1,894,300
Health Care Properties, Series E (b)		10,000	257,000	253,900
Health Care Properties, Series F (b)		46,235	1,166,230	1,178,530
Hospitality Properties Trust, Series C (b)		160,000	4,000,000	4,020,000
HRPT Properties, Series C (b)		100,000	2,500,000	2,583,000
Kimco Realty Corp, Series B (b)		58,000	1,406,500	1,466,240
New Plan Excel Realty Trust, Series E (b)		10,375	264,563	264,355
Prologis Trust, Series F (b)		35,120	892,477	892,750
Prologis Trust, Series G (b)		43,190	1,098,075	1,103,505
PS Business Parks, Series H		35,000	868,036	886,200
PS Business Parks, Series I		20,000	485,577	503,200
PS Business Parks, Series M		43,180	1,077,682	1,109,726
Public Storage, Series A (b)		40,000	977,346	986,800
Public Storage, Series E (b)		15,000	377,550	379,200
Public Storage, Series M (b)		80,000	2,000,000	1,986,400
Public Storage, Series X (b)		20,000	502,366	500,400
Public Storage, Series Z (b)		20,000	497,779	494,400
Realty Income, Series D (b)		90,000	2,281,500	2,300,400
Realty Income, Series E (b)		49,500	1,247,400	1,236,015
Regency Centers, Series D (b)		36,888	962,795	933,266

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Strategic Income Portfolio II (continued)

Description of Security	Shares	Cost	Value (a)
Regency Centers, Series E (b)	50,000	$1,245,000	$1,254,690
Vornado Realty Trust, Series F (b)	65,000	1,611,277	1,656,850
Vornado Realty Trust, Series G (b)	11,000	257,950	275,000
Vornado Realty Trust, Series I (b)	16,000	374,000	398,880
Weingarten Realty Investors, Series F (b)	160,000	4,000,000	3,956,800
Total Preferred Stocks		43,786,101	44,012,919
Total Investments in Unaffiliated Securities		224,988,988	217,552,560
Real Estate Owned (h) — 9.5%
Hidden Woods Apartment Building, College Park, GA		13,751,064	9,409,000
Sussex Club Apartments Building, Athens, GA		10,675,864	9,275,000
Total Real Estate Owned		24,426,928	18,684,000
Short-Term Investment (i) — 1.0%
First American Prime Obligations Fund, Class Z	2,039,798	2,039,798	2,039,798
Total Investments in Securities (j) — 121.2%		$251,455,714	$238,276,358
Other Assets and Liabilities, Net — (21.2)%			(41,704,305)
Total Net Assets — 100.0%			$196,572,053

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  On February 28, 2007, securities valued at $127,079,737 were pledged as collateral for the following outstanding reverse repurchase agreements:

	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$7,502,468	2/8/07	5.38%	3/8/07	$14,891	(1)
	13,500,000	2/1/07	6.20%	3/1/07	48,548	(2)
	3,000,000	2/21/07	6.20%	3/1/07	4,130	(2)
	17,430,000	2/9/07	6.02%	3/9/07	65,111	(3)
	2,000,000	2/23/07	6.02%	3/9/07	4,682	(3)
$43,432,468					$137,362

*  Interest rate as of February 28, 2007. Rates are based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $4,013,613 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $183,890 par
Federal National Mortgage Association, 6.00%, 10/1/16, $272,166 par
Federal National Mortgage Association, 5.50%, 6/1/17, $384,820 par
Federal National Mortgage Association, 5.00%, 9/1/17, $588,815 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,181,493 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,288,205 par
Federal National Mortgage Association, 7.50%, 4/1/30, $48,612 par
Federal National Mortgage Association, 7.50%, 5/1/30, $142,779 par
Federal National Mortgage Association, 8.00%, 5/1/30, $42,527 par
Federal National Mortgage Association, 8.00%, 6/1/30, $188,991 par

  (2)  Morgan Stanley:
5555 East Van Buren I, 5.68%, 7/1/11, $6,457,058 par
Bigelow Office Building, 8.88%, 4/1/07, $1,164,403 par
Chardonnay Apartments, 6.40%, 7/1/13, $3,986,264 par

2007 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio II (continued)

Cypress Point Office Park I, 5.30%, 6/1/09, $4,540,088 par
Cypress Point Office Park II, 5.30%, 7/1/09, $4,410,958 par
Hadley Avenue Business Center, 8.38%, 1/1/11, $2,246,787 par
LaCosta Centre, 5.20%, 3/1/09, $4,427,422 par
Misty Woods/Riverfall Square I, 8.32%, 9/1/06, $7,966,000 par
Oak Knoll Village Shopping Center, 6.73%, 10/1/13, $1,563,075 par
Oyster Point Office Park, 6.68%, 2/1/11, $12,200,000 par
PennMont Office Plaza, 6.63%, 4/1/11, $1,450,000 par
Rapid Park Parking Lot, 7.35%, 1/1/11, $3,840,698 par
Redwood Dental Building, 7.40%, 7/1/12, $2,548,184 par
Southridge Apartments, 8.43%, 4/1/09, $7,319,540 par
Trinity Oaks Apartments I, 8.32%, 4/1/09, $7,000,000 par
Vista Bonita Apartments, 8.47%, 4/1/08, $2,759,179 par
Woodmen Corporate Center, 8.00%, 9/1/08, $9,950,000 par

  (3)  Dresdner Bank:
AMB Property, Series L, 62,000 shares
AMB Property, Series M, 14,360 shares
AMB Property, Series O, 17,500 shares
BRE Properties, Series C, 62,000 shares
BRE Properties, Series D, 18,148 shares
Duke Realty, Series J, 38,244 shares
Duke Realty, Series K, 43,000 shares
Duke Realty, Series L, 12,000 shares
Duke Realty, Series M, 8,000 shares
Equity Residential Properties, Series N, 75,000 shares
First Industrial Realty Trust, Series J, 74,025 shares
Health Care Properties, Series E, 10,000 shares
Health Care Properties, Series F, 46,235 shares
Hospitality Properties Trust, Series C, 160,000 shares
HRPT Properties, Series C, 100,000 shares
Kimco Realty, Series B, 58,000 shares
New Plan Excel Realty Trust, Series E, 10,375 shares
Prologis Trust, Series F, 35,120 shares
Prologis Trust, Series G, 43,190 shares
Public Storage, Series A, 40,000 shares
Public Storage, Series E, 15,000 shares
Public Storage, Series M, 80,000 shares
Public Storage, Series X, 20,000 shares
Public Storage, Series Z, 20,000 shares
Realty Income, Series D, 90,000 shares
Realty Income, Series E, 49,500 shares
Regency Centers, Series D, 38,888 shares
Regency Centers, Series E, 50,000 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 11,000 shares
Vornado Realty Trust, Series I, 16,000 shares
Weingarten Realty Investors, Series F, 160,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $70,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $70,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $15,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $15,000,000 lending commitment.

(c)  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2007.

(d)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2007, the total value of fair valued securities was $165,124,581 or 84.0% of net assets. See note 2 in Notes to Financial Statements.

(e)  Interest rates on commercial and multifamily loans are the net coupon rates (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) in effect on February 28, 2007. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2007.

2007 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Strategic Income Portfolio II (concluded)

(f)  Interest only – Represents securities that entitle holders to receive only interest payments on the mortgages. Principal balance of the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2007.

(g)  Loan or a portion of this loan not current on interest and/or principal payments.

(h)  See note 2 in Notes to Financial Statements.

(i)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(j)  On February 28, 2007, the cost of investments in securities was $251,455,714. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$3,178,045
Gross unrealized depreciation	(16,357,401)
Net unrealized depreciation	$(13,179,356)

2007 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio III  February 28, 2007

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) — 3.3%
Fixed Rate — 3.3%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$4,013,613	$4,122,954	$4,031,653
9.00%, 7/1/30, #C40149		257,446	263,835	279,262
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		272,166	273,457	276,722
5.50%, 2/1/17, #623874		605,769	604,502	609,084
5.50%, 6/1/17, #648508		384,819	386,511	386,677
5.00%, 9/1/17, #254486		588,815	590,191	582,562
5.00%, 11/1/17, #657356		1,181,493	1,187,004	1,168,946
6.50%, 6/1/29, #252497		901,744	896,057	927,605
7.50%, 4/1/30, #532867		43,569	42,198	45,437
7.50%, 5/1/30, #535289		142,779	138,295	148,903
8.00%, 5/1/30, #538266		42,527	42,025	44,871
8.00%, 6/1/30, #253347		170,092	168,080	179,466
Total U.S. Government Agency Mortgage-Backed Securities			8,715,109	8,681,188
Corporate Note — 2.8%
Adjustable Rate (c) (d) — 2.8%
Stratus IV, 6.56%, 12/31/11	12/12/06	7,000,000	7,000,000	7,193,200
Private Mortgage-Backed Security (d) — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 8.79%, 10/25/21	07/30/93	149,686	82,538	—
Whole Loans and Participation Mortgages (d) (e) — 86.6%
Commercial Loans — 49.6%
150 North Pantano I, Tucson, AZ, 8.72%, 2/1/08 (c) (f)	01/07/05	3,525,000	3,525,000	3,560,250
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/08 (f)	01/07/05	440,000	440,000	429,630
2350 Lakeside, Richardson, TX, 7.93%, 4/1/09 (f)	03/07/06	6,700,000	6,700,000	6,242,431
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 (b) (f)	04/08/04	3,800,000	3,800,000	3,776,356
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 (b)	12/18/02	5,067,654	5,067,654	5,219,683
Alliant University, Fresno, CA, 7.15%, 8/1/11 (f)	07/12/06	2,800,000	2,800,000	2,940,000
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09 (b)	08/02/04	3,301,878	3,304,312	3,339,952
Carrier 360, Grand Prairie, TX, 5.40%, 7/1/09 (b)	06/28/04	3,327,233	3,327,233	3,325,169
Carrier 360 II, Grand Prairie, TX, 5.88%, 7/1/09	12/16/05	343,586	343,586	346,599
Fairview Business Park, Salem, OR, 7.33%, 8/1/11	07/14/06	7,600,000	7,600,000	7,980,000
France Avenue Business Park II, Brooklyn Park, MN, 7.40%, 10/1/12 (b)	09/12/02	4,417,419	4,417,419	4,638,290
Holiday Village Shopping Center, Park City, UT, 7.15%, 11/1/07 (b)	11/12/02	4,587,276	4,587,276	4,633,148
Jackson Street Warehouse, Phoenix, AZ, 8.53%, 7/1/07 (b)	06/30/98	2,688,901	2,688,901	2,688,901
Jilly's American Grill, Scottsdale, AZ, 7.70%, 9/1/08 (b) (c) (f)	08/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 8.50%, 8/1/09 (c) (f)	07/26/06	13,625,000	13,625,000	13,625,000
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 (f)	07/26/06	1,700,000	1,700,000	1,678,939
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 (b)	11/01/04	4,027,239	4,027,239	4,058,406
Outlets at Casa Grande, Casa Grande, AZ, 6.93%, 3/1/11 (b) (f)	02/27/06	7,300,000	7,300,000	7,665,000
Preston Trail Village I, Dallas, TX, 8.50%, 12/1/07 (b) (c) (f)	11/18/05	17,300,000	17,300,000	17,473,000
Preston Trail Village II, Dallas, TX, 13.50%, 12/1/07 (f)	11/18/05	2,500,000	2,500,000	2,036,749
RealtiCorp Fund III, Orlando/Crystal River, FL, 10.32%, 9/1/07 (c) (f)	02/28/06	4,222,755	4,222,755	4,222,755
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10 (b)	04/12/00	2,786,527	2,786,527	2,897,988
Spa Atlantis, Pompano Beach, FL, 8.50%, 10/1/08 (c) (f)	09/30/05	19,281,600	19,281,600	19,474,416
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 (b)	08/25/04	3,569,925	3,569,925	3,698,314
			126,724,427	127,760,976

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Strategic Income Portfolio III (continued)

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Multifamily Loans — 34.9%
Centennial Park I, Richardson, TX, 8.89%, 3/1/07 (c) (f)	02/28/06	$12,135,000	$12,135,000	$12,135,000
Centennial Park II, Richardson, TX, 14.90%, 3/1/07 (f)	02/28/06	2,530,000	2,530,000	2,104,137
Centennial Park Additional Lots, Richardson, TX, 9.29%, 3/1/07 (c) (f)	05/01/06	2,700,000	2,700,000	2,700,000
Chateau Club Apartments I, Athens, GA, 8.57%, 6/1/07 (c) (f) (g)	05/18/04	6,000,000	6,000,000	4,200,000
Chateau Club Apartments II, Athens, GA, 11.88%, 6/1/07 (f)	05/18/04	500,000	500,000	350,000
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 (b)	08/29/03	2,512,188	2,512,188	2,636,250
Courtyards at Mesquite I, Mesquite, TX, 6.60%, 11/1/09 (b) (f)	10/14/05	7,600,000	7,600,000	7,762,450
Courtyards at Mesquite II, Mesquite, TX, 8.00%, 11/1/09 (f) (g)	10/14/05	2,850,000	2,850,000	2,674,769
El Dorado Apartments I, Tucson, AZ, 7.60%, 9/1/07 (b) (c)	08/26/04	2,563,705	2,563,705	2,505,936
El Dorado Apartments II, Tucson, AZ, 14.90%, 9/1/07 (f)	08/24/04	500,000	500,000	409,081
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 (b)	12/24/03	1,355,918	1,355,918	1,423,714
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	56,777	56,777	57,676
Good Haven Apartments I, Dallas, TX, 8.57%, 9/1/07 (b) (c) (f)	08/24/04	6,737,000	6,737,000	6,493,121
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 (f)	08/24/04	842,000	842,000	622,842
Lions Park Apartments I, Elk River, MN, 5.20%, 4/1/09 (b)	03/25/04	3,411,149	3,411,149	3,380,421
Lions Park Apartments II, Elk River, MN, 11.88%, 4/1/09	03/25/04	98,848	98,848	95,297
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	984,134	984,134	1,033,341
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	56,777	56,777	57,676
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 2/1/12	03/07/97	1,073,472	1,073,472	1,127,146
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 (f)	10/17/06	5,800,000	5,800,000	6,063,803
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	936,569	936,569	983,398
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	56,777	56,777	57,676
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10	01/17/07	3,328,000	3,328,000	3,415,836
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10	01/17/07	416,000	416,000	391,200
Tulsa Apartment Portfolio I, Tulsa, OK, 9.93%, 3/1/07 (f) (g)	02/27/03	6,790,000	6,790,000	4,753,000
Tulsa Apartment Portfolio II, Tulsa, OK, 9.93%, 3/1/07 (f) (g)	02/27/03	8,230,000	8,230,000	5,761,000
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12	02/01/07	3,650,000	3,650,000	3,774,246
Westchase Apartments, Austell, GA, 7.50%, 8/1/07 (b) (c) (f)	08/12/03	5,000,000	5,000,000	5,000,000
Whispering Oaks I, Little Rock, AR, 6.25%, 2/1/10	01/10/07	6,800,000	6,800,000	6,932,940
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/10	01/10/07	1,360,000	1,360,000	1,154,792
			96,874,314	90,056,748
Single Family Loan — 2.1%
3500 Anini Road, 1 loan, Hawaii, 8.57%, 7/1/07	06/08/05	5,525,000	5,525,000	5,340,245
Total Whole Loans and Participation Mortgages			229,123,741	223,157,969
Preferred Stocks — 21.1%
Real Estate Investment Trusts — 21.1%
AMB Property, Series L (b)		97,000	2,473,891	2,413,360
AMB Property, Series M (b)		21,240	543,889	532,062
AMB Property, Series O (b)		12,500	312,500	323,047
BRE Properties, Series C (b)		93,600	2,362,220	2,354,040
BRE Properties, Series D (b)		32,918	823,501	826,242
Developers Diversified Realty, Series G		400	10,380	10,140
Developers Diversified Realty, Series H		63,000	1,634,450	1,611,540
Developers Diversified Realty, Series I		59,000	1,538,322	1,516,300
Duke Realty, Series J (b)		20,956	535,385	527,043
Duke Realty, Series K (b)		94,000	2,361,279	2,364,100
Duke Realty, Series M (b)		2,000	50,000	51,700
Equity Residential Properties, Series N (b)		125,000	3,150,150	3,137,500
First Industrial Realty Trust, Series J (b)		106,075	2,689,001	2,714,459
Health Care Properties, Series E (b)		14,990	385,068	380,596
Health Care Properties, Series F (b)		96,800	2,444,530	2,467,432
HRPT Property Trust, Series C (b)		100,000	2,500,000	2,583,000

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio III (continued)

Description of Security (continued)	Shares	Cost	Value (a)
Kimco Realty, Series F (b)	113,000	$2,754,500	$2,856,640
New Plan Excel Realty Trust, Series E (b)	14,875	379,313	379,015
Post Properties, Series B	1,600	39,940	40,736
Prologis Trust, Series F (b)	54,580	1,384,051	1,387,424
Prologis Trust, Series G (b)	65,210	1,654,640	1,666,115
PS Business Parks, Series H	35,000	864,224	886,200
PS Business Parks, Series I	20,000	488,475	503,200
PS Business Parks, Series L	7,000	179,550	180,600
PS Business Parks, Series M	59,610	1,487,689	1,531,977
Public Storage, Series A (b)	38,000	921,909	937,460
Public Storage, Series M (b)	100,000	2,500,000	2,483,000
Public Storage, Series X (b)	30,000	746,643	741,600
Public Storage, Series Z (b)	59,000	1,481,818	1,476,180
Realty Income, Series D (b)	97,500	2,474,125	2,492,100
Realty Income, Series E (b)	49,550	1,248,660	1,237,264
Regency Centers, Series C (b)	68,424	1,769,778	1,731,127
Regency Centers, Series D (b)	50,000	1,243,000	1,254,690
Vornado Realty Trust, Series E (b)	7,400	186,598	190,032
Vornado Realty Trust, Series F (b)	65,000	1,605,424	1,656,850
Vornado Realty Trust, Series G (b)	41,850	1,004,886	1,046,250
Vornado Realty Trust, Series I (b)	18,000	420,500	448,740
Weingarten Realty Investors, Series F (b)	220,000	5,500,000	5,440,600
Total Preferred Stocks		54,150,289	54,380,361
Total Investments in Unaffiliated Securities		299,071,677	293,412,718
Short-Term Investment (h) — 5.6%
First American Prime Obligations Fund, Class Z	14,372,737	14,372,737	14,372,737
Total Investments in Securities (i) — 119.4%		$313,444,414	$307,785,455
Other Assets and Liabilities, Net — (19.4)%			(50,038,365)
Total Net Assets — 100.0%			$257,747,090

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  On February 28, 2007, securities valued at $150,850,164 were pledged as collateral for the following outstanding reverse repurchase agreements:

	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$7,934,080	2/8/07	5.38%	3/8/07	$24,450	(1)
	5,000,000	2/1/07	6.20%	3/1/07	16,526	(2)
	1,000,000	2/26/07	6.20%	3/1/07	516	(2)
	13,000,000	2/28/07	6.20%	3/1/07	2,237	(2)
	23,919,000	2/9/07	6.02%	3/9/07	84,694	(3)
$50,853,080					$128,423

*  Interest rate as of February 28, 2007. Rates are based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

2007 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Strategic Income Portfolio III (continued)

Name of broker and description of collateral:

  (1)  Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $4,013,613 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $257,446 par
Federal National Mortgage Association, 6.00%, 10/1/16, $272,166 par
Federal National Mortgage Association, 5.50%, 2/1/17, $605,769 par
Federal National Mortgage Association, 5.50%, 6/1/17, $384,819 par
Federal National Mortgage Association, 5.00%, 9/1/17, $588,815 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,181,493 par
Federal National Mortgage Association, 6.50%, 6/1/29, $901,744 par
Federal National Mortgage Association, 7.50%, 4/1/30, $43,569 par
Federal National Mortgage Association, 7.50%, 5/1/30, $142,779 par
Federal National Mortgage Association, 8.00%, 5/1/30, $42,527 par
Federal National Mortgage Association, 8.00%, 6/1/30, $170,092 par

  (2)  Morgan Stanley:
8324 East Hartford Drive I, 5.15%, 5/1/09, $3,800,000 par
Academy Spectrum, 7.73%, 5/1/09, $5,067,654 par
Biltmore Lakes Corporate Center, 6.00%, 9/1/09, $3,301,878 par
Carrier 360, 5.40%, 7/1/09, $3,327,233 par
Country Villa Apartments, 6.90%, 9/1/13, $2,512,188 par
Courtyards at Mesquite I, 6.60%, 11/1/09, $7,600,000 par
El Dorado Apartments I, 7.60%, 9/1/07, $2,563,705 par
France Avenue Business Park II, 7.40%, 10/1/12, $4,417,419 par
Geneva Village Apartments I, 7.00%, 1/1/14, $1,355,918 par
Good Haven Apartments I, 8.57%, 9/1/07, $6,737,000 par
Holiday Village Shopping Center, 7.15%, 11/1/07, $4,587,276 par
Jackson Street Warehouse, 8.53%, 7/1/07, $2,688,901 par
Jilly's American Grill, 7.70%, 9/1/08, $1,810,000 par
Lions Park Apartments I, 5.20%, 4/1/09, $3,411,149 par
North Austin Business Center, 5.65%, 11/1/11, $4,027,239 par
Outlets at Casa Grande, 6.93%, 3/1/11, $7,300,000 par
Preston Trail Village I, 8.50%, 12/1/07, $17,300,000 par
Shoppes at Jonathan's Landing, 7.95%, 5/1/10, $2,786,527 par
Tatum Ranch Center, 6.53%, 9/1/11, $3,569,925 par
Westchase Apartments, 7.50%, 8/1/07, $5,000,000 par

  (3)  Dresdner Bank:
AMB Property, Series L, 97,000 shares
AMB Property, Series M, 21,240 shares
AMB Property, Series O, 12,500 shares
BRE Property, Series C, 93,600 shares
BRE Property, Series D, 32,918 shares
Duke Realty, Series J, 20,956 shares
Duke Realty, Series K, 94,000 shares
Duke Realty, Series M, 2,000 shares
Equity Residential Properties, Series N, 125,000 shares
First Industrial Realty Trust, Series J, 106,075 shares
Health Care Properties, Series E, 14,990 shares
Health Care Properties, Series F, 82,800 shares
HRPT Property Trust, Series C, 100,000 shares
Kimco Realty, Series F, 113,000 shares
New Plan Excel Realty Trust, Series E, 14,875 shares
Prologis Trust, Series F, 54,580 shares
Prologis Trust, Series G, 65,210 shares
Public Storage, Series A, 38,000 shares
Public Storage, Series M, 100,000 shares
Public Storage, Series X, 30,000 shares
Public Storage, Series Z, 59,000 shares
Realty Income, Series D, 97,500 shares
Realty Income, Series E, 49,550 shares
Regency Centers, Series C, 68,424 shares
Regency Centers, Series D, 50,000 shares
Vornado Realty Trust, Series E, 7,400 shares

2007 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio III (concluded)

Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 41,850 shares
Vornado Realty Trust, Series I, 18,000 shares
Weingarten Realty Investors, Series F, 220,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $90,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $90,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $20,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $20,000,000 lending commitment.

(c)  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2007.

(d)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2007, the total value of fair valued securities was $230,351,169 or 89.4% of net assets. See note 2 in Notes to Financial Statements.

(e)  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2007. Interest rates and maturity dates disclosed on single family loans represent the weighed average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2007.

(f)  Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon in effect as of February 28, 2007.

(g)  Loan not current on interest and/or principal payments.

(h)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

(i)  On February 28, 2007, the cost of investments in securities was $313,444,414. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$3,929,558
Gross unrealized depreciation	(9,588,517)
Net unrealized depreciation	$(5,658,959)

2007 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Select Portfolio  February 28, 2007

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) — 3.6%
Fixed Rate — 3.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$2,257,657	$2,319,162	$2,267,805
7.50%, 12/1/29, #C00896		323,056	317,409	337,491
Federal National Mortgage Association,
5.00%, 11/1/17, #657356		1,181,493	1,187,001	1,168,946
6.50%, 6/1/29, #252497		1,159,385	1,152,072	1,192,634
7.50%, 5/1/30, #535289		79,322	76,830	82,724
8.00%, 5/1/30, #538266		23,626	23,347	24,928
Total U.S. Government Agency Mortgage-Backed Securities			5,075,821	5,074,528
Corporate Note — 3.7%
Adjustable Rate (c) (d) — 3.7%
Stratus II, 6.56%, 12/31/11	12/28/00	5,000,000	5,000,000	5,138,000
Whole Loans and Participation Mortgages (d) (e) — 95.4%
Commercial Loans — 58.7%
12000 Aerospace, Clear Lake, TX, 5.43%, 1/1/10 (b)	12/22/04	5,128,747	5,128,747	5,124,389
ABC Conoco, Aspen, CO, 6.65%, 11/1/11	10/31/06	4,085,655	4,085,655	4,261,907
Best Buy, Fullerton, CA, 8.63%, 1/1/11	12/29/00	1,776,060	1,776,060	1,847,103
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11	06/21/06	6,500,000	6,500,000	6,760,000
Clear Lake Central I, Webster, TX, 6.70%, 8/1/11	07/27/06	7,100,000	7,100,000	7,432,415
Gallery Row, Tucson, AZ, 11.88%, 10/1/11	09/07/06	500,000	500,000	518,262
George Gee Hummer, Liberty Lake, WA, 7.25%, 7/1/10 (f)	06/30/05	2,125,000	2,125,000	2,231,250
George Gee Pontiac, Liberty Lake, WA, 7.23%, 7/1/10 (f)	06/30/05	4,675,000	4,675,000	4,908,750
George Gee Pontiac II, Liberty Lake, WA, 7.78%, 7/1/10	09/14/06	750,000	750,000	787,500
George Gee Porsche, Liberty Lake, WA, 7.78%, 7/1/10	09/14/06	2,500,000	2,500,000	2,625,000
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11 (f)	02/23/06	9,500,000	9,500,000	9,829,954
Highland Park II, Scottsdale, AZ, 9.88%, 3/1/11 (f)	02/23/06	1,200,000	1,200,000	1,069,008
Landmark Bank Center, Sarasota, FL, 5.85%, 7/1/09 (b)	10/01/04	4,668,088	4,668,088	4,706,675
Northrop Grumman Campus I, Colorado Springs, CO, 8.50%, 12/1/08 (c) (f)	11/15/05	5,700,000	5,700,000	5,814,000
Northrop Grumman Campus II, Colorado Springs, CO, 19.20%, 12/1/08 (f)	11/15/05	1,100,000	1,100,000	1,053,280
Oxford Mall, Oxford, MS, 9.25%, 11/1/06 (c) (f)	09/24/04	4,600,000	4,600,000	4,600,000
Peony Promenade, Plymouth, MN, 6.93%, 6/1/13 (b)	05/12/03	4,949,650	4,949,650	5,197,133
Point Plaza, Turnwater, WA, 8.43%, 1/1/11 (b)	04/19/04	6,007,480	6,007,480	6,136,677
Town Square #6, Olympia, WA, 7.40%, 9/1/12 (b)	08/02/02	3,830,662	3,830,662	4,022,196
Victory Packaging, Phoenix, AZ, 8.53%, 1/1/12 (b)	12/20/01	2,442,056	2,442,056	2,564,159
			79,138,398	81,489,658
Multifamily Loans — 36.7%
Blossom Corners Apartments I, Orlando, FL, 8.72%, 2/1/09 (c) (f)	01/19/06	3,750,000	3,750,000	3,825,000
Blossom Corners Apartments II, Orlando, FL, 14.88%, 2/1/09 (f)	01/19/06	450,000	450,000	416,932
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15 (b)	08/11/03	4,593,145	4,593,145	4,822,802
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	08/11/03	627,060	627,060	658,160
Centre Court, White Oaks and Green Acres Apartments, North Canton and Massilon, OH, 8.65%, 1/1/09 (b)	12/30/98	3,608,503	3,608,503	3,680,673
El Conquistador Apartments, Tucson, AZ, 7.65%, 4/1/09 (b)	03/24/99	2,636,481	2,636,481	2,715,575
Fountain Villas, Phoenix, AZ, 8.70%, 9/1/08 (c) (f)	08/08/05	1,825,000	1,825,000	1,825,000
Glen Iris Land, Atlanta, GA, 8.82%, 3/1/07 (c) (f)	02/02/06	6,250,000	6,250,000	6,250,000
Greenwood Residences, Milton, WA, 7.63%, 4/1/08 (b)	03/12/98	2,143,337	2,143,337	2,181,059
Hunters Meadow, Colorado Springs, CO, 7.80%, 8/1/12 (b)	07/02/02	6,090,812	6,090,812	4,676,729
Revere Apartments, Revere, MA, 7.28%, 5/1/09 (b)	04/22/99	1,176,884	1,176,884	1,212,191
RP Urban Partners, Oxnard, CA, 8.72%, 3/1/10 (c) (f)	02/23/05	5,000,000	5,000,000	5,131,295

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

First American Mortgage Funds

American Select Portfolio (continued)

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 (b)	06/05/03	$6,915,927	$6,915,927	$7,048,394
Woodstock Apartments I, Dallas, TX, 7.22%, 1/1/06 (c) (f) (g)	12/06/01	8,300,000	8,300,000	5,810,000
Woodstock Apartments II, Dallas, TX, 11.00%, 1/1/06 (f) (g)	12/06/01	1,000,000	1,000,000	700,000
			54,367,149	50,953,810
Total Whole Loans and Participation Mortgages			133,505,547	132,443,468
Preferred Stocks — 18.0%
Real Estate Investment Trusts — 18.0%
AMB Property, Series M (b)		8,700	222,285	217,935
AMB Property, Series O (b)		55,000	1,375,000	1,421,409
BRE Properties, Series C (b)		68,000	1,713,000	1,710,200
BRE Properties, Series D (b)		3,434	86,548	86,193
Developers Diversified Realty, Series H		13,437	338,536	343,719
Developers Diversified Realty, Series I		52,912	1,356,657	1,359,838
Duke Realty, Series L (b)		71,000	1,787,780	1,796,300
First Industry Realty Trust, Series J (b)		45,050	1,142,018	1,152,830
Health Care Properties, Series E (b)		3,510	90,207	89,119
Health Care Properties, Series F (b)		42,800	1,079,840	1,090,972
HRPT Properties Trust, Series C (b)		50,000	1,250,000	1,291,500
New Plan Excel Realty Trust, Series E (b)		6,350	161,925	161,798
PS Business Parks, Series H		30,000	744,037	759,600
PS Business Parks, Series I		16,000	388,272	402,560
PS Business Parks, Series M		22,210	554,629	570,797
Public Storage, Series E (b)		65,000	1,627,750	1,643,200
Public Storage, Series M (b)		68,000	1,700,000	1,688,440
Realty Income, Series D (b)		60,000	1,521,000	1,533,600
Realty Income, Series E (b)		49,500	1,247,400	1,236,015
Regency Centers, Series D (b)		5,888	151,779	148,966
Regency Centers, Series E (b)		64,000	1,592,900	1,606,003
Vornado Realty Trust, Series F (b)		60,000	1,491,564	1,529,400
Vornado Realty Trust, Series I (b)		6,000	139,500	149,580
Weingarten Realty Investors, Series F (b)		120,000	3,000,000	2,967,600
Total Preferred Stocks			24,762,627	24,957,574
Total Investments in Unaffiliated Securities			168,343,995	167,613,570
Short-Term Investment (h) — 0.9%
First American Prime Obligations Fund, Class Z		1,219,143	1,219,143	1,219,143
Total Investments in Securities (i) — 121.6%			$169,563,138	$168,832,713
Other Assets and Liabilities, Net — (21.6)%				(29,947,846)
Total Net Assets — 100.0%				$138,884,867

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Select Portfolio (continued)

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  On February 28, 2007, securities valued at $80,429,389 were pledged as collateral for the following outstanding reverse repurchase agreements:

	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$4,892,757	2/8/07	5.38%	3/8/07	$20,473	(1)
	15,000,000	2/1/07	6.20%	3/1/07	77,769	(2)
	1,486,000	2/9/07	6.02%	3/9/07	6,958	(3)
	9,151,000	2/9/07	6.02%	3/9/07	42,847	(3)
$30,529,757					$148,047

*  Interest rate as of February 28, 2007. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $2,257,657 par
Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $323,056 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,181,493 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,159,385 par
Federal National Mortgage Association, 7.50%, 5/1/30, $79,322 par
Federal National Mortgage Association, 8.00%, 5/1/30, $23,626 par

  (2)  Morgan Stanley:
12000 Aerospace, 5.43%, 1/1/10, $5,128,747 par
Briarhill Apartments I, 6.90%, 9/1/15, $4,593,145 par
Centre Court, White Oaks and Green Acres Apartments, 8.65%, 1/1/09, $3,608,503 par
El Conquistador Apartments, 7.65%, 4/1/09, $2,636,481 par
Greenwood Residences, 7.63%, 4/1/08, $2,143,337 par
Hunters Meadow, 7.80%, 8/1/12, $6,090,812 par
Landmark Bank Center, 5.85%, 7/1/09, $4,668,088 par
Peony Promenade, 6.93%, 6/1/13, $4,949,650 par
Point Plaza, 8.43%, 1/1/11, $6,007,480 par
Revere Apartments, 7.28%, 5/1/09, $1,176,884 par
Sheridan Pond Apartments, 6.43%, 7/1/13, $6,915,927 par
Town Square #6, 7.40%, 9/1/12, $3,830,662 par
Victory Packaging, 8.53%, 1/1/12, $2,442,056 par

  (3)  Dresdner Bank:
AMB Property, Series M, 8,700 shares
AMB Property, Series O, 55,000 shares
BRE Properties, Series C, 68,000 shares
BRE Properties, Series D, 3,434 shares
Duke Realty, Series L, 71,000 shares
First Industry Realty Trust, Series J, 45,050 shares
Health Care Properties, Series E, 3,510 shares
Health Care Properties, Series F, 42,800 shares
HRPT Properties Trust, Series C, 50,000 shares
New Plan Excel Realty Trust, Series E, 6,350 shares
Public Storage, Series E, 65,000 shares
Public Storage, Series M, 68,000 shares
Realty Income, Series D, 60,000 shares
Realty Income, Series E, 49,500 shares
Regency Centers, Series D, 5,888 shares
Regency Centers, Series E, 64,000 shares
Vornado Realty Trust, Series F, 60,000 shares
Vornado Realty Trust, Series I, 6,000 shares
Weingarten Realty Investors, Series F, 120,000 shares

2007 Semiannual Report

First American Mortgage Funds

American Select Portfolio (concluded)

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $60,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $60,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $10,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $10,000,000 lending commitment.

(c)  Variable Rate Security – The rate shown is the net coupon rate in effect on February 28, 2007.

(d)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2007, the total value of fair valued securities was $137,581,468 or 99.1% of net assets. See note 2 in Notes to Financial Statements.

(e)  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2007.

(f)  Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2007.

(g)  Loan not current on interest and/or principal payments.

(h)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

(i)  On February 28, 2007, the cost of investments in securities was $169,563,138. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$3,825,084
Gross unrealized depreciation	(4,555,509)
Net unrealized depreciation	$(730,425)

2007 Semiannual Report

First American Mortgage Funds

NOTICE TO SHAREHOLDERS (unaudited)

ANNUAL MEETING RESULTS

A joint annual meeting of the funds' shareholders was held on December 4, 2006. For American Strategic Income Portfolio II, American Strategic Income Portfolio III, and American Select Portfolio, the meeting was adjourned until December 21, 2006, with respect to the third agenda item noted below. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)  The funds' shareholders elected the following nine directors:

	American Strategic Income Portfolio		American Strategic Income Portfolio II
	Shares Voted "For"	Shares Witholding Authority to Vote	Shares Voted "For"	Share Witholding Authority to Vote
Benjamin R. Field III	3,201,571	166,602	11,791,614	166,628
Roger A. Gibson	3,204,071	164,102	11,791,319	166,923
Victoria J. Herget	3,202,658	165,515	11,796,301	161,941
John P. Kayser	3,204,379	163,794	11,787,329	170,913
Leonard W. Kedrowski	2,096,241	1,271,932	7,596,243	4,361,999
Richard K. Riederer	3,204,379	163,794	11,791,717	166,525
Joseph D. Strauss	3,200,158	168,015	11,787,883	170,359
Virginia L. Stringer	3,199,850	168,323	11,792,947	165,295
James M. Wade	3,202,658	165,515	11,789,979	168,263
	American Strategic Income Portfolio III		American Select Portfolio
	Shares Voted "For"	Shares Witholding Authority to Vote	Shares Voted "For"	Share Witholding Authority to Vote
Benjamin R. Field III	15,744,316	594,296	8,242,850	135,420
Roger A. Gibson	15,737,559	601,053	8,234,945	143,325
Victoria J. Herget	15,749,331	589,281	8,244,442	133,828
John P. Kayser	15,742,389	596,223	8,238,960	139,310
Leonard W. Kedrowski	11,765,055	4,573,557	5,879,475	2,498,795
Richard K. Riederer	15,740,929	597,683	8,238,135	140,135
Joseph D. Strauss	15,736,544	602,068	8,236,496	141,774
Virginia L. Stringer	15,743,205	595,407	8,244,752	133,518
James M. Wade	15,740,980	597,632	8,238,135	140,135

(2)  The funds' shareholders ratified the selection by the funds' board of directors of Ernst & Young LLP as the independent registered public accounting firm for the funds for the fiscal period ending August 31, 2007. The following votes were cast regarding this matter:

Fund	Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
American Strategic Income Portfolio	3,349,228	11,765	7,180	—
American Strategic Income Portfolio II	11,804,945	57,269	96,028	—
American Strategic Income Portfolio III	16,039,534	106,052	193,026	—
American Select Portfolio	8,244,603	57,165	76,502	—

(3)  The funds' shareholders approved increasing the amount that a fund may invest in REIT preferred issues of any one issuer or its affiliate from 1% to 2% of a fund's total assets.

Fund	Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
American Strategic Income Portfolio	2,372,282	43,825	20,241	931,825
American Strategic Income Portfolio II	8,169,055	178,178	195,355	3,415,654
American Strategic Income Portfolio III	10,855,867	316,941	336,039	4,829,765
American Select Portfolio	5,445,120	107,327	114,676	2,711,147

2007 Semiannual Report

First American Mortgage Funds

PORTFOLIO MANAGER ADDITION

David A. Yale has been appointed a co-manager of the funds, effective April 2007. Mr. Yale joined FAF Advisors as a senior real estate portfolio manager in 2006. Prior to that, Mr. Yale had been in the Commercial Real Estate Department of U.S. Bank since 2005, and at ING Investment Management/ReliaStar Investment Research in the commercial loan area since 1989. Mr. Yale has been in the commercial lending industry since 1981.

John G. Wenker continues to act as the funds' lead portfolio manager. Mr. Wenker has managed the funds since January 1992 and has worked in the financial industry since 1983. Chris J. Neuharth continues to manage the mortgage-backed securities portion of the funds. Mr. Neuharth has acted in that capacity since 2000 and has been in the financial industry since 1981.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The funds are required to file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The funds will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the quarter end.

2007 Semiannual Report

First American Mortgage Funds

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of First American Mortgage Funds

Governance Consultant; former Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of First American Mortgage Funds

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer,

and Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of First American Mortgage Funds

Director of Charterhouse Group, Inc.

VICTORIA HERGET

Director of First American Mortgage Funds

Investment Consultant; former Managing Director of Zurich Scudder Investments

JOHN KAYSER

Director of First American Mortgage Funds

Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of

William Blair & Company, LLC

LEONARD KEDROWSKI

Director of First American Mortgage Funds

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of First American Mortgage Funds

Owner and Chief Executive Officer of RKR Consultants, Inc.

JOSEPH STRAUSS

Director of First American Mortgage Funds

Owner and President of Strauss Management Company

JAMES WADE

Director of First American Mortgage Funds

Owner and President of Jim Wade Homes

The Board of Directors of the First American Mortgage Funds is comprised entirely of independent directors.

AMERICAN STRATEGIC INCOME PORTFOLIO INC.
AMERICAN STRATEGIC INCOME PORTFOLIO INC. II
AMERICAN STRATEGIC INCOME PORTFOLIO INC. III
AMERICAN SELECT PORTFOLIO INC.
2007 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

(a)       Not applicable.

(b)                     David A. Yale has been appointed a co-manager of the registrant, effective April 2007. Mr. Yale joined FAF Advisors, Inc. (the “Advisor”) as a senior real estate portfolio manager in 2006. Prior to that, Mr. Yale had been in the Commercial Real Estate Department of U.S. Bank since 2005, and at ING Investment Management/ReliaStar Investment Research in the commercial loan area since 1989. Mr. Yale has been in the commercial lending industry since 1981. John G. Wenker continues to act as the registrant’s lead portfolio manager and Chris J. Neuharth continues to manage the mortgage-backed securities portion of the registrant’s portfolio.

The following table shows, as of the period ended April 30, 2007, the number of other accounts Mr. Yale managed within each of the following categories and the total assets in the accounts managed within each category. The table also shows the number of accounts and the total assets in the accounts, if any, with respect to which the advisory fee is based on the performance of the account.

Portfolio Manager	Type of Account Managed	Total Number of Accounts	Total Assets of All Accounts	Accounts Subject to Performance- Based Fee	Total Assets Subject to Performance- Based Fee

David A. Yale	Registered Investment Company	3	$452.1 million	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

The registrant’s portfolio managers often manage multiple accounts.  The Advisor has adopted policies and procedures regarding brokerage and trade allocation and allocation of investment opportunities that it believes are reasonably designed to address potential conflicts of interest associated with managing multiple accounts for multiple clients.

Portfolio manager compensation consists primarily of base pay, an annual cash incentive and long term incentive payments.

Base pay is determined based upon an analysis of the portfolio manager’s general performance, experience, and market levels of base pay for such position.

Portfolio managers are paid an annual incentive based upon investment performance, generally over the past one- and three-year periods unless the portfolio manager’s tenure is shorter.  The maximum potential annual cash incentive is equal to a multiple of base pay, determined based upon the particular portfolio manager’s performance and experience, and market levels of base pay for such position.

The portion of the maximum potential annual cash incentive that is paid out is based upon performance relative to the portfolio’s benchmark and performance relative to an appropriate Lipper industry peer group.  Generally, the threshold for payment of an annual cash incentive is (i) benchmark performance and (ii) median performance versus the peer group, and the maximum annual cash incentive is attained at (i) a spread over the benchmark which the Advisor believes will, over time, deliver top quartile performance and (ii) top quartile performance versus the Lipper industry peer group.

Investment performance is measured on a pre-tax basis, gross of fees for registrant results and for the Lipper industry peer group.

Long term incentive payments are paid to portfolio managers on an annual basis based upon general performance and expected contributions to the success of the Advisor.  Long-term incentive payments are comprised of two components: (i) performance equity units of the Advisor and (ii) U.S. Bancorp options and restricted stock.

There are generally no differences between the methods used to determine compensation with respect to the registrant and the other accounts managed by the registrant’s portfolio managers.

As of the period ended April 30, 2007, Mr. Yale did not beneficially own any equity securities of the registrant.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)                      The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this
Form N-CSR was recorded, processed, summarized and reported timely.

(b)                     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)        Not applicable.

(a)(2)        Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)        Not applicable.

(b)                     Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: May 8, 2007